Exceptional items (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

Million US dollar	2019	2018 restated	2017 restated
Restructuring	(170)	(363)	(447)
Acquisition costs business combinations	(23)	(73)	(123)
Business and asset disposal (including impairment losses)	(50)	(26)	(39)
Brazil State tax regularization program	(74)	—	—
Cost related to public offering of minority stake in Budweiser APAC	(6)	—	—
Provision for EU investigation	—	(230)	—
Impact on profit from operations	(323)	(692)	(609)